Share-Based Compensation - Additional Information (Detail) € in Millions		3 Months Ended		12 Months Ended
	Aug. 19, 2011 EUR (€)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Jun. 19, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option conversion rate | shares				1
Unvested Share Option Not Yet Recognized				$ 4,376,000
Share Based Compensation Relating to Unvested Shares recognition Period				1 year 8 months 12 days
Stock Option Repurchased				$ 0	$ 0	$ 702,000
Share Based Compensation expense				$ 14,253,000	$ 12,376,000	8,927,000
Market Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Relating to Unvested Shares recognition Period				1 year 6 months
Unvested share not yet recognized				$ 277,000
Outstanding unvested stock | shares				100,000	100,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Relating to Unvested Shares recognition Period				1 year 2 months 19 days
Unvested share not yet recognized				$ 5,956,000
Aggregate vested shares withheld in payment of withholding tax obligations | shares				113,877	64,106
Restricted Stock Units (RSUs) | Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding unvested stock | shares				0
Stock Options And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option and restricted stock available for future grant | shares				12,209,948
Share based compensation by share based payment award options and restricted stock units, vesting period				4 years
Share based compensation by share based payment award options granted contractual life				10 years
Share based compensation arrangement by share based payment award options and restricted stock units, vesting right				Options and restricted share units generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest quarterly thereafter, in equal portions during the remaining vesting period.
Stock Options And Restricted Stock Units | Management Board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for future grant | shares							500,000
Performance-based Restricted Share Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award options and restricted stock units, vesting period				2 years
Tune Up
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total value of shares to be issued which are subject to continued employment | €	€ 11.5
Share Based Compensation expense		$ 2,900,000	€ 2.0
Liability in relation to share based compensation accounted for cash settlement				$ 0	$ 0
Tune Up | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense				$ 0	$ 0	$ 3,133,000